Income Taxes - Schedule of components of the income tax (benefit) provision (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Current:
State			$ 71	$ 67
Total current			71	67
Deferred
Federal			(1,433)	21
State			(327)	8
Total deferred			(1,760)	29
Total provision (benefit) for income taxes	$ (350)	$ 21	$ (1,689)	$ 96